DISPOSALS TO GOLAR PARTNERS - Narrative (Details) - USD ($) $ in Thousands		1 Months Ended			12 Months Ended
		Jan. 31, 2015	Mar. 31, 2014	Feb. 28, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on disposals to Golar Partners	[1]				$ 102,884	$ 43,783	$ 65,619
Golar Partners | Retained Investment in Subsidiary | Golar Eskimo
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash consideration received		$ 226,010
Carrying value of the net assets sold to Golar Partners		(123,604)
Gain on disposal		102,406
Cash consideration for vessel and charter		390,000
Accumulated bank debt		162,800
Purchase price adjustments		$ 1,200
Golar Partners | Retained Investment in Subsidiary | Golar Igloo
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash consideration received			$ 156,001
Carrying value of the net assets sold to Golar Partners			(112,714)
Gain on disposal			43,287
Cash consideration for vessel and charter			310,000
Accumulated bank debt			161,300
Purchase price adjustments			$ 7,300
Golar Partners | Retained Investment in Subsidiary | Golar Maria
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash consideration received				$ 127,900
Carrying value of the net assets sold to Golar Partners				(45,630)
Gain on disposal				82,270
Deferred gain on sale				(17,114)	$ (15,100)	$ (15,700)
Gain on disposals to Golar Partners				65,156
Cash consideration for vessel and charter				215,000
Accumulated bank debt				89,500
Purchase price adjustments				5,500
Interest rate swap liability assumed				$ 3,100

[1]	This includes amounts arising from transactions with related parties (see note 33).